Debt (Details) - USD ($)		6 Months Ended	12 Months Ended
	Oct. 31, 2023	Jun. 30, 2024	Nov. 30, 2024	Dec. 31, 2023	Aug. 29, 2024	Dec. 31, 2022
Debt Instrument [Line Items]
Principal amount loans / limit credit lines					$ 1,500,000
Interest rate	5.00%		9.00%
Allrites Holdings Pte Ltd And Subsidiaries [Member]
Debt Instrument [Line Items]
Total unsecured loans				$ 298,634		$ 239,683
Less: current portion						22,527
Total long-term debt				298,634		217,156
Total unsecured loans		$ 298,634		298,634
Unsecured Loans 1 [Member] | Allrites Holdings Pte Ltd And Subsidiaries [Member]
Debt Instrument [Line Items]
Principal amount loans / limit credit lines		$ 200,723		$ 200,723
Starting date		Apr. 01, 2022		Apr. 01, 2022
Maturity date		Mar. 01, 2028		Mar. 01, 2028
Interest rate		4.50%		4.50%
Total unsecured loans				$ 200,722		200,722
Total unsecured loans		$ 200,723		200,723
Unsecured Loans 2 [Member] | Allrites Holdings Pte Ltd And Subsidiaries [Member]
Debt Instrument [Line Items]
Principal amount loans / limit credit lines		$ 38,961		$ 38,961
Starting date		Dec. 01, 2022
Maturity date		Jul. 01, 2028		Jul. 01, 2028
Interest rate		4.50%		4.50%
Total unsecured loans				$ 38,961		38,961
Starting date				12/1/202
Total unsecured loans		$ 38,961		$ 38,961
Unsecured Loans 3 [Member] | Allrites Holdings Pte Ltd And Subsidiaries [Member]
Debt Instrument [Line Items]
Principal amount loans / limit credit lines		$ 23,975		$ 23,975
Starting date		Jan. 09, 2023		Jan. 09, 2023
Maturity date		Jul. 01, 2028		Jul. 01, 2028
Interest rate		4.50%		4.50%
Total unsecured loans				$ 23,975
Total unsecured loans		$ 23,975		23,975
Unsecured Loans 4 [Member] | Allrites Holdings Pte Ltd And Subsidiaries [Member]
Debt Instrument [Line Items]
Principal amount loans / limit credit lines		$ 34,975		$ 34,975
Starting date		Feb. 21, 2023
Maturity date		Jul. 01, 2028		Jul. 01, 2028
Interest rate		4.50%		4.50%
Total unsecured loans				$ 34,975
Starting date				2/21/202
Total unsecured loans		$ 34,975		$ 34,975